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May 4, 2005


SECURITIES AND EXCHANGE COMMISSION
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549
Attention:  Daniel Lee

      Re:   Unica Corporation
            Amendment No. 5 to Registration Statement on Form S-1
            Filed May 4, 2005
            File No. 333-120615

Ladies and Gentlemen:

      On behalf of our client Unica Corporation (the "Company"), submitted herewith for filing is Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-120615) (as so amended, the "Form S-1") filed by the Company with the Securities and Exchange Commission (the "SEC") on November 19, 2004. We have set forth below the responses of the Company to the comments of the staff (the "Staff") of the SEC set forth in the letter, dated April 27, 2005, from Craig Wilson, Senior Assistant Chief Accountant, of the SEC to Yuchun Lee, Chief Executive Officer of the Company.

      For convenient reference, we have set forth below in italics each of the Staff's comments set forth in the comment letter and therefore have keyed the Company's responses to the numbering of the comments and the headings used in the comment letter. The responses are based on information provided to us by representatives of the Company. For convenience, certain terms in the responses below are used with the meanings ascribed to them in the Form S-1.

Management's Discussion and Analysis of Financial Condition and Results of Operations

Stock-Based Compensation, pp. 32-39

1. Tell us if you used a third party to review your assessments and, if so, provide detail of any revisions or corrections they made.

      The Company confirms that it did not use a third party to review the retrospective valuations performed by the board of directors of the Company (the "Board").

2. Verify to us that your discounted cash flow assumptions are consistent with internal projections used by management, presented to the board of directors and provided to bankers, underwriters or other parties.

      The Company confirms that its discounted cash flow assumptions were consistent in all material respects with the internal projections that were (a) used by management, (b) presented to and
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      approved by the Board, (c) provided to Huron Consulting Group LLC
      ("Huron") in connection with the preparation of its valuation report and
      (d) provided to the several investment banking firms interviewed by the Company in connection with the initial public offering, including the firms serving as managing underwriters of the offering.

3. We note your use of an unrelated valuation specialist to determine the fair value of your common stock as of December 31, 2004. When referencing an independent valuation consultant as an expert, you need to disclose the name of expert and include the expert's consent with the filing. If not, the reference can be removed. Refer to Section 436(b) of Regulation C and footnote 60 to paragraph 179 of the AICPA Practice Aid "Valuation of Privately-Held-Company Equity Securities Issued as Compensation."

      The Company has revised the Form S-1 in response to the Staff's comment. Please see "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Application of Critical Accounting Policies and Use of Estimates -- Stock-Based Compensation" on page 32.

4. Please consider removing the notion of reassessment or clearly explain why and when the reassessment was performed for the grants issued on April, July and October 2004. Also, disclose why the reassessment was acceptable. The current disclosure can be confusing to investors when you reference different fair values such as the board-approved estimates or internally developed value versus reassessed fair value. As appropriate for any revision, disclose whether the valuations were retrospective or contemporaneous.

      The Company has revised the Form S-1 in response to the Staff's comment. Among other things, the Company has revised the disclosure to describe the process undertaken by the Board more precisely as a retrospective valuation, rather than a reassessment. Please see "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Application of Critical Accounting Policies and Use of Estimates -- Stock-Based Compensation" on pages 32 through 38.

5. The April 2004 reassessment on page 35 notes that the board of directors approved management's financial projections and determined that the discount rate used by Huron was appropriate. Revise to disclose the discount rate used as a significant assumption and tell us the assumed growth rate and liquidity rate.

      In response to the Staff's comment, the Company has revised the Form S-1 to specify the discount rate used in the discounted cash flow analysis for April 2004. Please see "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Application of Critical Accounting Policies and Use of Estimates -- Stock-Based Compensation" on pages 34 through 35.

      In retrospectively determining the appropriate discount rate as of April 2004, the Company calculated short-term growth rates that were consistent with its historical results and financial projections and then extended the analysis for a term of ten years using diminishing growth rates. Please see the fifth page ("Product Revenue -- % Annual Growth") and sixth page ("Long Term Growth Rate") under Tab 2 of the supplemental information binder provided by the Company to the Staff on April 21, 2005. After reexamining the set of companies identified by Huron as having comparable operating and capital structures, the Company concluded that this set of comparable companies continued to be appropriate as of April 2004 and considered the growth rates and
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      weighted average costs of capital of those companies in determining the discount rate as of April 2004.

      Based upon the discussion between representatives of the Company and the Staff on April 28, 2005, the Company believes that the foregoing information addresses the issues reflected in the Staff's comment with respect to the liquidity rate.

6. On page 35, 36 and 37 you refer to $6.75, $9.00 and $10.50 as the internally developed valuations in April, July and October 2004. It is unclear if these values are referring to the reassessment or the preliminary valuation. Revise to clarify these values as the preliminary valuations made by you at the date of grant.

      In response to the Staff's comment, the Company has revised the Form S-1 to clarify that the references to internally developed valuation analyses are to the retrospective valuations performed by the Board. Please see "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Application of Critical Accounting Policies and Use of Estimates -- Stock-Based Compensation" on pages 35 through 37.

7. Confirm to us that comparable companies were used for the market approach at each valuation date and tell us how management determined that those companies were in fact comparable.

      The Company confirms that the market-multiple approach approved by the Board used only companies that had been identified by management as comparable to the Company. The Company reviewed all companies within the primary standard industrial classification code numbers of 7371 (including, for example, companies engaged in computer software design and analysis) and 7372 (including, for example, companies engaged in development of prepackaged computer software such as applications programs) in order to identify those companies most comparable in terms of size, product description and markets served. In considering these companies, the Company focused in particular on profitability and markets served. At each valuation date, as the Company progressed toward an initial public offering, management added companies that had recently completed initial public offerings and that had revenue levels and growth rates comparable to those of the Company. The comparable companies used by management for each valuation date included the comparable companies identified by Huron. As a check for reasonableness, management also considered the list of companies identified as comparables by Deutsche Bank beginning in July 2004.

8. On page 37, you note that the discount rate is decreased for the October 2004 valuation. Revise to disclose the decreased discount rate.

      The Company has revised the Form S-1 in response to the Staff's comment. Please see "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Application of Critical Accounting Policies and Use of Estimates -- Stock-Based Compensation" on page 36.

9. On page 38, we note the preliminary valuation of your common stock in January 2005 is $9.00 and the mid-point of your offering price in March 2005 is $10.50 which reflects a 16% increase. Please address following:

      - We note the underwriters used a market multiple approach in determining your offering price. In view of the underwriters approach, tell us why your use of market multiple approach and discounted cash flows is reasonable for the January 2005 valuation.
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      Management and the Board determined that it was appropriate in January
      2005 to continue to rely upon not only a market-multiple approach but also a discounted cash flow analysis. The Company notes that the discounted cash flow analysis is a generally accepted valuation practice used in valuing late-stage private companies. Specifically, paragraph 108 of AICPA's Practice Aid on "Valuation of Privately-Held-Company Equity Securities Issued as Compensation" (the "Practice Aid") notes that both income and market approaches are appropriate for enterprises that have established financial histories of profitable operations and generation of positive cash flows. Paragraph 108 also notes that for an income approach using the expected cash flow method, the existence of a financial history enables the development of a more reliable set of probabilities than would be the case if that method were applied in an early stage. While Deutsche Bank employed only a market-multiple approach in reaching its valuation, management and the Board determined that it was more appropriate to rely on methodologies that included both income and market approaches.

      - Tell us if comparable software company stocks increased in a similar fashion during the period of January to March 2005.

      As disclosed under "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Application of Critical Accounting Policies and Use of Estimates -- Stock-Based Compensation" on page 37, the market prices of the stock of comparable companies increased slightly from the January 2005 valuation date to the date on which the filing range was determined in mid-March 2005. Specifically, the stock prices of the Company's identified comparable companies increased during that period by an average of approximately 9%; the median increase was approximately 6%.

      While the increases in the comparable companies' stock prices explain a portion of the difference between the fair value of $9.00 on January 27, 2005 and the mid-point of the filing range of $10.50 in mid-March, that difference was due principally to the application of a set of higher multiples to the Company in mid-March 2005 based on advice from the managing underwriters as to the price the common stock could obtain in the public market. As of January 27, 2005, the indication of value that the Company had received from Deutsche Bank reflected a range of $8.33 to $10.24 or a mid-point of $9.29 (on a post-split basis), which would have resulted in an estimated filing range at that time of approximately $8.00 to $10.00.

10. In paragraph six of page 38, please revise the last sentence to indicate that the definition of intrinsic value applies not to "an option" but to "these" options, those comprising the March 31, 2005 intrinsic value of outstanding vested and unvested options of $16.4 million.

      The Company has revised the Form S-1 in response to the Staff's comment. Please see "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Application of Critical Accounting Policies and Use of Estimates -- Stock-Based Compensation" on page 38.

Supplemental Information Binder, Tab 2 - April 26, 2004 Reassessment

11. Where you use two or three approaches: market multiple, discounted cash flow and comparable companies when you "reassessed" the fair value of common stock, explain to us the reason for the disparity in the respective valuation amounts.
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      In connection with the retrospective valuation for April 2004, management and the Board concluded that it was appropriate to rely upon a weighted combination of three generally accepted valuation approaches: market-multiple approach, the discounted cash flow approach and the transaction-multiple approach. For April 2004, the market-multiple approach provided a result higher than the other two approaches, in part because of the addition of two comparable companies that had recently completed their initial public offerings. The transaction-multiple approach, on the other hand, provided a lower result than the other two approaches, in part because of the absence of relevant comparable transactions completed in early 2004.

      As part of the retrospective valuation, management and the Board considered, pursuant to paragraph 47 of the Practice Aid, whether either the market-multiple approach or the transaction-multiple approach should not be used because its result differed so significantly from the results of the other two approaches. After reviewing the methods, underlying assumptions and calculations reflected in both the transaction-multiple approach and the market-multiple approach, management determined, and the Board agreed, that it was appropriate to give effect to all three approaches. Management noted, among other things, that the array of results of the three approaches did not lend itself to elimination of a single approach, since no two results were closely grouped. Management determined that, consistent with paragraph 47 of the Practice Aid, it was appropriate to use the results of all three methods in conjunction in determining fair value of the common stock as of April 2004. Consistent with the methodology used by Huron, however, the Company attributed less weight to the transaction-multiple approach, with that approach constituting 20% of the combined valuation and each of the other two approaches constituting 40% of the combined valuation.

      In its retrospective determinations of fair value after April 2004, the Board concluded that it was appropriate to rely upon a weighted combination of market-multiple and discounted cash flow approaches, but that it was inappropriate to continue to give effect to a transaction-multiple approach because of the limited number of applicable transactions and the increased likelihood of our initial public offering. See "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Application of Critical Accounting Policies and Use of Estimates -- Stock-Based Compensation" on page 35.

12. On page 3 of the April 26, 2004 reassessment, we note the footnote "IPO composite weighted at 17% on a median basis." Tell us what this means and how it was derived. Please also explain how you determined the "Baseline Comparables" of 2.8, "IPO Comparables" of 4.53 and "All Comparables" of 3.26.

      On the fourth page under Tab 2 of the supplemental information binder provided by the Company to the Staff on April 21, 2005, 2.80 for the Baseline Comparables is the median market-multiple of the five companies and 4.53 for the IPO Comparables is the median market-multiple of the three companies. For All Comparables, 3.26 is the median market-multiple of (a) the market-multiples of each of the five companies included in the Baseline Comparables and (b) the median market-multiple of the three companies included in the IPO Comparables. As a result, the IPO Comparables, as a group, have a weighting of one-sixth, or 17%. The Company used this methodology in order to mitigate the wide deviation of results for newly public companies often caused by those companies' relatively short public operating histories.

                                     * * * *
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      Please be advised that the Company recently obtained a market analysis of
International Data Corporation entitled "Worldwide Marketing Automation Applications 2005-2009 Forecast" and dated March 2005 (the "2005 IDC Report"). The 2005 IDC Report updates the March 2004 market analysis report of International Data Corporation cited in the registration statement on Form S-1, as previously amended. Based on the 2005 IDC Report, the Company has updated the statistical information attributed to International Data Corporation and presented in the Form S-1 under the headings "Prospectus Summary -- Our Market Opportunity" at page 1 and "Business -- Industry Background -- Enterprise Marketing Management" at page 66. In addition, consistent with the Company's responses to earlier comments of the Staff with respect to the predecessor market analysis, the Company is posting a copy of the 2005 IDC Report on the Company's website, to supercede the previously posted March 2004 market analysis. Finally, a copy of the 2005 IDC Report is being provided supplementally to Mr. Lee of the Staff.

      Please note that the Form S-1 includes as Exhibit 5.1 an opinion of this firm. We hereby confirm to the Staff that the reference made in such opinion to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

      The Company is seeking to begin the roadshow for its initial public offering on Thursday, May 5, 2005. Any assistance that the Staff can provide in meeting this schedule would be appreciated.

      Please do not hesitate to contact either Richard Darer of the Company at
(781) 839-8079, the undersigned at (617) 526-6038 or my colleague, Lauren Harrington, at (617) 526-6513 with any questions regarding this response letter.

                                            Very truly yours,

                                            /s/ Mark L. Johnson

                                            Mark L. Johnson

cc:      Kari Jin
         Daniel Lee
         Craig Wilson
         Yuchun Lee
         Richard M. Darer
         John B. Steele
         Lauren Harrington